Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 1,037	[1]	$ 739		$ 645
Charged to expenses		1,420	[1]	1,610	[1]	1,095
Charged to other Accounts	[2],[3]	204	[1]	200	[1]	141
Deductions	[4],[5]	1,515	[1]	1,512	[1]	1,142
Balance at End of Period		1,146	[1]	1,037	[1]	739
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		3,414		1,841		1,685
Charged to expenses		146		237		505
Charged to other Accounts	[2],[3]	47		1,701		5
Deductions	[4],[5]	1,134		365		354
Balance at End of Period		$ 2,473		$ 3,414		$ 1,841

[1]	Allowance for Uncollectible Accounts Receivable includes approximately $301 million and $155 million at December 31, 2016 and 2015, respectively, related to long-term device payment plan receivables.
[2]	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.
[3]	Valuation Allowance for Deferred Tax Assets includes an increase to the valuation allowance as a result of the acquisition of AOL in 2015 and amounts charged to equity and reclassifications from other balance sheet accounts.
[4]	Amounts written off as uncollectible or transferred to other accounts or utilized.
[5]	Reductions to valuation allowances related to deferred tax assets.